Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Pennsylvania Fund))	0 Months Ended
Jun. 28, 2013
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.78%
5 Years	5.91%
10 Years	5.10%
Class A
Average Annual Return:
1 Year	3.07%
5 Years	4.94%
10 Years	4.49%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	3.06%
5 Years	4.94%
10 Years	4.46%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.34%
5 Years	4.88%
10 Years	4.44%
Class B
Average Annual Return:
1 Year	2.97%
5 Years	4.82%
10 Years	4.32%
Class C
Average Annual Return:
1 Year	6.10%
5 Years	5.09%
10 Years	4.17%